UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23754

SEI EXCHANGE TRADED FUNDS

(Exact name of registrant as specified in charter)

________

SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: March 31, 2025

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)       A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Semi-Annual Shareholder Report - September 30, 2024

SEI Enhanced U.S. Large Cap Quality Factor ETF

SEI Exchange Traded Funds - SEIQ

Principal Listing Exchange: Cboe BZX Exchange

Fund Overview

This semi-annual shareholder report contains important information about SEI Enhanced U.S. Large Cap Quality Factor ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced U.S. Large Cap Quality Factor ETF	$8	0.15%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$251,671	50	$176	15%

Sector WeightingsFootnote Reference*

Value	Value
Health Care	6.5%
Communication Services	7.1%
Financials	11.0%
Industrials	12.6%
Consumer Staples	12.8%
Consumer Discretionary	14.4%
Information Technology	35.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	9.1%
Microsoft	8.7%
O'Reilly Automotive	3.0%
NVIDIA	2.9%
Mastercard, Cl A	2.8%
Fair Isaac	2.8%
Johnson & Johnson	2.8%
Booking Holdings	2.8%
Procter & Gamble	2.7%
Visa, Cl A	2.7%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEIQ-SAR-24

Semi-Annual Shareholder Report - September 30, 2024

SEI Enhanced U.S. Large Cap Momentum Factor ETF

SEI Exchange Traded Funds - SEIM

Principal Listing Exchange: Cboe BZX Exchange

Fund Overview

This semi-annual shareholder report contains important information about SEI Enhanced U.S. Large Cap Momentum Factor ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced U.S. Large Cap Momentum Factor ETF	$8	0.15%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$517,610	62	$355	39%

Sector WeightingsFootnote Reference*

Value	Value
Energy	0.4%
Materials	1.7%
Utilities	2.3%
Consumer Staples	5.0%
Communication Services	5.7%
Financials	10.3%
Consumer Discretionary	12.5%
Health Care	14.3%
Industrials	15.0%
Information Technology	32.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	7.9%
Apple	7.7%
Meta Platforms, Cl A	4.8%
Microsoft	3.4%
Arista Networks	3.2%
Walmart	2.8%
Parker-Hannifin	2.6%
AppLovin, Cl A	2.6%
Axon Enterprise	2.5%
Vistra	2.3%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEIM-SAR-24

Semi-Annual Shareholder Report - September 30, 2024

SEI Enhanced U.S. Large Cap Value Factor ETF

SEI Exchange Traded Funds - SEIV

Principal Listing Exchange: Cboe BZX Exchange

Fund Overview

This semi-annual shareholder report contains important information about SEI Enhanced U.S. Large Cap Value Factor ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced U.S. Large Cap Value Factor ETF	$8	0.15%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$495,799	120	$352	36%

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.7%
Energy	1.6%
Utilities	2.2%
Materials	2.7%
Industrials	6.0%
Consumer Staples	9.1%
Consumer Discretionary	9.5%
Communication Services	11.4%
Financials	11.6%
Health Care	12.5%
Information Technology	31.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	3.8%
Microsoft	3.6%
International Business Machines	2.5%
McKesson	2.4%
AT&T	2.4%
Verizon Communications	2.3%
Alphabet, Cl C	2.3%
Kroger	2.3%
QUALCOMM	2.2%
NVIDIA	2.2%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEIV-SAR-24

Semi-Annual Shareholder Report - September 30, 2024

SEI Enhanced Low Volatility U.S. Large Cap ETF

SEI Exchange Traded Funds - SELV

Principal Listing Exchange: Cboe BZX Exchange

Fund Overview

This semi-annual shareholder report contains important information about SEI Enhanced Low Volatility U.S. Large Cap ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced Low Volatility U.S. Large Cap ETF	$8	0.15%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$135,773	80	$96	3%

Sector WeightingsFootnote Reference*

Value	Value
Materials	2.0%
Energy	2.8%
Consumer Discretionary	3.8%
Utilities	5.5%
Financials	8.7%
Industrials	10.4%
Communication Services	11.4%
Consumer Staples	11.5%
Health Care	15.8%
Information Technology	27.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	6.0%
Apple	4.4%
Oracle	4.1%
Walmart	3.2%
Procter & Gamble	2.7%
Merck	2.7%
AT&T	2.6%
Johnson & Johnson	2.6%
Republic Services, Cl A	2.5%
Verizon Communications	2.5%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SELV-SAR-24

(b)       Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

September 30, 2024

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

SEI Exchange Traded Funds

❯	SEI Enhanced U.S. Large Cap Quality Factor ETF

❯	SEI Enhanced U.S. Large Cap Momentum Factor ETF

❯	SEI Enhanced U.S. Large Cap Value Factor ETF

❯	SEI Enhanced Low Volatility U.S. Large Cap ETF

seic.com

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

SEI Enhanced U.S. Large Cap Quality Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.4%

Communication Services — 7.1%
Alphabet, Cl A	38,408	$6,370
Alphabet, Cl C	4,123	689
Electronic Arts	35,347	5,070
Meta Platforms, Cl A	10,046	5,751

		17,880
Consumer Discretionary — 14.4%
Amazon.com *	6,962	1,297
AutoZone *	227	715
Booking Holdings	1,664	7,009
Domino's Pizza	8,496	3,655
H&R Block	36,355	2,310
Home Depot	1,264	512
McDonald's	9,668	2,944
NVR *	484	4,749
O'Reilly Automotive *	6,465	7,445
Wingstop	1,066	444
Yum! Brands	36,798	5,141

		36,221
Consumer Staples — 12.8%
Altria Group	106,073	5,414
Coca-Cola	70,635	5,076
Colgate-Palmolive	56,058	5,819
Monster Beverage *	21,020	1,097
PepsiCo	7,950	1,352
Philip Morris International	53,812	6,533
Procter & Gamble	39,651	6,867

		32,158
Financials — 11.0%
FactSet Research Systems	8,246	3,792
Mastercard, Cl A	14,382	7,102
Moody's	10,804	5,127
MSCI, Cl A	8,162	4,758
Visa, Cl A	24,920	6,852

		27,631
Health Care — 6.5%
AbbVie	1,916	378
Johnson & Johnson	43,415	7,036
Mettler-Toledo International *	3,287	4,930
Vertex Pharmaceuticals *	9,033	4,201

		16,545
Industrials — 12.6%
Cintas	23,593	4,857
Fastenal	76,912	5,493
Illinois Tool Works	20,963	5,494
Paychex	40,491	5,433
Robert Half	25,464	1,717
Verisk Analytics, Cl A	19,208	5,147
WW Grainger	3,455	3,589

		31,730

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Information Technology — 35.0%
Adobe *	10,747	$5,565
Apple	98,755	23,010
Cadence Design Systems *	22,560	6,114
Cisco Systems	5,882	313
Dolby Laboratories, Cl A	11,708	896
Fair Isaac *	3,642	7,078
Manhattan Associates *	14,908	4,195
Microsoft	50,732	21,830
Motorola Solutions	10,455	4,701
NVIDIA	60,281	7,321
QUALCOMM	17,080	2,904
VeriSign *	21,885	4,157

		88,084
Total Common Stock
(Cost $223,112) ($ Thousands)		250,249
Total Investments in Securities — 99.4%
(Cost $223,112) ($ Thousands)		$250,249

Percentages are based on Net Assets of $251,671 ($ Thousands).
*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

As of September 30, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

SEI Enhanced U.S. Large Cap Momentum Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.4%

Communication Services — 5.7%
Alphabet, Cl A	27,942	$4,634
Meta Platforms, Cl A	43,441	24,867

		29,501
Consumer Discretionary — 12.5%
Amazon.com *	13,769	2,566
Deckers Outdoor *	67,150	10,707
DR Horton	58,314	11,125
Garmin	58,830	10,356
PulteGroup	14,063	2,018
SharkNinja	31,661	3,442
Texas Roadhouse, Cl A	32,176	5,682
TJX	35,784	4,206
Toll Brothers	49,332	7,621
Williams-Sonoma	8,983	1,392
Wingstop	13,621	5,667

		64,782
Consumer Staples — 5.0%
Colgate-Palmolive	104,554	10,854
Freshpet *	3,534	483
Walmart	179,066	14,460

		25,797
Energy — 0.4%
TechnipFMC	77,458	2,032

Financials — 10.3%
Aflac	24,519	2,741
Arch Capital Group *	97,485	10,907
Bank of New York Mellon	138,423	9,947
Brown & Brown	43,589	4,516
East West Bancorp	64,352	5,324
Erie Indemnity, Cl A	11,854	6,399
Fiserv *	13,474	2,421
Janus Henderson Group	60,302	2,296
Nasdaq	24,739	1,806
Virtu Financial, Cl A	38,508	1,173
W R Berkley	105,880	6,006

		53,536
Health Care — 14.3%
AbbVie	10,529	2,079
Boston Scientific *	132,974	11,143
Cencora	38,727	8,717
Cigna Group	2,422	839
Eli Lilly	6,627	5,871
HCA Healthcare	26,801	10,893
Intuitive Surgical *	7,878	3,870
McKesson	19,070	9,429
Stryker	28,421	10,268
Tenet Healthcare *	27,096	4,503

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Universal Health Services, Cl B	27,022	$6,188

		73,800
Industrials — 15.0%
Axon Enterprise *	32,250	12,887
Clean Harbors *	24,666	5,962
Cummins	1,620	525
Curtiss-Wright	3,092	1,016
Howmet Aerospace	114,714	11,500
Parker-Hannifin	21,500	13,584
Republic Services, Cl A	52,203	10,484
Trane Technologies	29,378	11,420
Vertiv Holdings, Cl A	64,867	6,454
Westinghouse Air Brake Technologies	22,236	4,042

		77,874
Information Technology — 32.2%
Amphenol, Cl A	151,916	9,899
Apple	170,681	39,769
AppLovin, Cl A *	103,523	13,515
Arista Networks *	42,999	16,504
Fair Isaac *	1,325	2,575
Guidewire Software *	34,974	6,398
Manhattan Associates *	30,483	8,577
Microsoft	41,213	17,734
Motorola Solutions	10,750	4,834
NVIDIA	338,768	41,140
Palo Alto Networks *	16,057	5,488

		166,433
Materials — 1.7%
Packaging Corp of America	41,380	8,913

Utilities — 2.3%
Vistra	100,504	11,914

Total Common Stock
(Cost $417,952) ($ Thousands)		514,582
Total Investments in Securities — 99.4%
(Cost $417,952) ($ Thousands)		$514,582

Percentages are based on Net Assets of $517,610 ($ Thousands).
*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

As of September 30, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

2	SEI Exchange Traded Funds

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

SEI Enhanced U.S. Large Cap Value Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.0%

Communication Services — 11.4%
Alphabet, Cl A	63,872	$10,593
Alphabet, Cl C	67,621	11,306
AT&T	537,952	11,835
Comcast, Cl A	137,773	5,755
Fox	24,754	960
Meta Platforms, Cl A	4,049	2,318
Omnicom Group	21,153	2,187
Verizon Communications	258,141	11,593

		56,547
Consumer Discretionary — 9.5%
Amazon.com *	11,913	2,220
Carnival *	458,574	8,474
Expedia Group *	36,075	5,340
Ford Motor	160,982	1,700
General Motors	217,728	9,763
H&R Block	80,740	5,131
Lennar, Cl A	3,655	685
Lennar, Cl B	6,076	1,051
PulteGroup	68,269	9,799
PVH	27,991	2,822

		46,985
Consumer Staples — 9.1%
Albertsons, Cl A	78,508	1,451
Altria Group	209,674	10,702
Bunge Global	38,223	3,694
Ingredion	30,755	4,227
Kraft Heinz	112,771	3,959
Kroger	197,243	11,302
Pilgrim's Pride *	19,323	890
Reynolds Consumer Products	25,137	782
Seaboard	77	241
Tyson Foods, Cl A	64,962	3,869
US Foods Holding *	58,052	3,570
Walgreens Boots Alliance	41,236	369

		45,056
Energy — 1.6%
Chevron	2,503	369
Marathon Petroleum	8,714	1,419
Occidental Petroleum	68,874	3,550
Valero Energy	17,415	2,351

		7,689
Financials — 11.6%
Affiliated Managers Group	18,679	3,321
Ally Financial	126,772	4,512
American International Group	125,617	9,199
Assured Guaranty	20,430	1,625
Axis Capital Holdings	27,764	2,210
CNA Financial	12,302	602
Corebridge Financial	118,131	3,445

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Fidelity National Financial	19,372	$1,202
Janus Henderson Group	37,551	1,430
Lincoln National	50,623	1,595
Loews	17	1
MGIC Investment	142,130	3,638
Reinsurance Group of America	30,230	6,586
Rithm Capital ‡	227,364	2,581
Synchrony Financial	203,489	10,150
Unum Group	90,000	5,350

		57,447
Health Care — 12.5%
Baxter International	81,464	3,093
Bristol-Myers Squibb	62,720	3,245
Cardinal Health	97,728	10,801
Cencora	11,036	2,484
Cigna Group	10,880	3,769
GE HealthCare Technologies	5,702	535
Gilead Sciences	72,999	6,120
HCA Healthcare	3,825	1,555
Jazz Pharmaceuticals *	15	2
Johnson & Johnson	46,300	7,503
McKesson	24,246	11,988
Solventum *	11,252	784
Tenet Healthcare *	33,008	5,486
Universal Health Services, Cl B	2,234	512
Viatris, Cl W	349,489	4,058

		61,935
Industrials — 6.0%
Acuity Brands	1,726	475
Allison Transmission Holdings	31,664	3,042
Amentum Holdings *	4,378	141
American Airlines Group *	232,780	2,617
Core & Main, Cl A *	10	—
Delta Air Lines	154,899	7,867
EMCOR Group	3,376	1,454
Jacobs Solutions	28	4
Leidos Holdings	47,134	7,683
PACCAR	4,209	415
Robert Half	16,889	1,139
Ryder System	2	—
Science Applications International	13,887	1,934
SS&C Technologies Holdings	42,532	3,156

		29,927
Information Technology — 31.7%
Amdocs	55,059	4,817
Amkor Technology	51,842	1,586
Apple	81,130	18,903
AppLovin, Cl A *	26	3
Arrow Electronics *	32,577	4,327
Avnet	43,140	2,343
Cirrus Logic *	24,737	3,073

4	SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cisco Systems	93,497	$4,976
Cognizant Technology Solutions, Cl A	67,745	5,229
Crane NXT	22,654	1,271
Dell Technologies, Cl C	20,910	2,479
Dropbox, Cl A *	93,203	2,370
DXC Technology *	81,764	1,697
F5 *	25,199	5,549
Gen Digital	83,068	2,278
Hewlett Packard Enterprise	319,485	6,537
HP	293,771	10,538
Intel	126,402	2,965
International Business Machines	57,094	12,622
Microsoft	41,328	17,783
MKS Instruments	30,741	3,342
NetApp	82,923	10,242
NVIDIA	91,444	11,105
Oracle	2,714	462
QUALCOMM	65,423	11,125
Skyworks Solutions	65,327	6,452
Teradata *	9,381	285
Vontier	48,308	1,630
Zoom Video Communications, Cl A *	15,239	1,063

		157,052
Materials — 2.7%
Berry Global Group	45,828	3,115
Cleveland-Cliffs *	59,831	764
LyondellBasell Industries, Cl A	54,171	5,195
Nucor	11,481	1,726
Sonoco Products	45,925	2,509
Steel Dynamics	2,322	293

		13,602
Real Estate — 0.7%
Jones Lang LaSalle *	7,127	1,923
Park Hotels & Resorts ‡	95,738	1,350

		3,273
Utilities — 2.2%
Entergy	3,750	494
FirstEnergy	36,919	1,637
NRG Energy	98,524	8,975
Vistra	184	22

		11,128
Total Common Stock
(Cost $441,365) ($ Thousands)		490,641
Total Investments in Securities — 99.0%
(Cost $441,365) ($ Thousands)		$490,641

Percentages are based on Net Assets of $495,799 ($ Thousands).
*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

As of September 30, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

SEI Enhanced Low Volatility U.S. Large Cap ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.5%

Communication Services — 11.4%
Alphabet, Cl A	3,734	$619
Alphabet, Cl C	12,066	2,017
AT&T	162,647	3,578
Comcast, Cl A	52,063	2,175
Fox	2,259	88
Omnicom Group	27,418	2,835
T-Mobile US	3,947	814
Verizon Communications	75,746	3,402

		15,528
Consumer Discretionary — 3.8%
Amazon.com *	1,931	360
AutoZone *	210	661
Grand Canyon Education *	3,765	534
H&R Block	22,519	1,431
McDonald's	5,857	1,784
Service Corp International	1,002	79
Yum! Brands	2,006	280

		5,129
Consumer Staples — 11.5%
Colgate-Palmolive	26,555	2,757
General Mills	27,820	2,055
Hershey	6,914	1,326
J M Smucker	5,792	702
Kellanova	4,995	403
Mondelez International, Cl A	3,657	269
Procter & Gamble	21,132	3,660
Walmart	54,245	4,380

		15,552
Energy — 2.8%
Chevron	17,633	2,597
Kinder Morgan	44,554	984
Marathon Petroleum	1,004	164

		3,745
Financials — 8.7%
Allstate	4,669	885
Berkshire Hathaway, Cl B *	4,644	2,137
Chubb	7,568	2,183
Loews	3,868	306
Markel Group *	1,004	1,575
Marsh & McLennan	1,424	318
Travelers	4,972	1,164
W R Berkley	46,608	2,644
White Mountains Insurance Group	373	633

		11,845
Health Care — 15.8%
Bristol-Myers Squibb	30,020	1,553
Cardinal Health	24,962	2,759
Cencora	6,252	1,407
Chemed	537	323

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CVS Health	12,158	$765
Gilead Sciences	30,898	2,590
Johnson & Johnson	21,726	3,521
McKesson	5,741	2,838
Merck	32,034	3,638
Pfizer	26,714	773
Quest Diagnostics	8,339	1,295

		21,462
Industrials — 10.4%
3M	2,354	322
Expeditors International of Washington	18,543	2,436
Genpact	6,940	272
Landstar System	5,278	997
Lockheed Martin	793	463
MSC Industrial Direct, Cl A	6,235	537
Republic Services, Cl A	16,944	3,403
Robert Half	5,977	403
Snap-on	1,236	358
Verisk Analytics, Cl A	9,407	2,521
Waste Management	11,402	2,367

		14,079
Information Technology — 27.6%
Accenture, Cl A	5,908	2,088
Amdocs	18,162	1,589
Amphenol, Cl A	14,778	963
Apple	25,871	6,028
Arrow Electronics *	9,318	1,238
Avnet	12,605	685
Cisco Systems	55,768	2,968
Dolby Laboratories, Cl A	9,009	689
Juniper Networks	22,318	870
Manhattan Associates *	4,055	1,141
Microsoft	18,885	8,126
Motorola Solutions	5,551	2,496
Oracle	32,907	5,607
Roper Technologies	5,445	3,030

		37,518
Materials — 2.0%
NewMarket	824	455
Reliance	5,653	1,635
Silgan Holdings	12,469	654

		2,744
Utilities — 5.5%
Atmos Energy	6,203	860
CMS Energy	1,108	78
Consolidated Edison	26,674	2,778
DTE Energy	3,614	464
Duke Energy	22,570	2,602

6	SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
National Fuel Gas	12,402	$752

		7,534
Total Common Stock
(Cost $120,019) ($ Thousands)		135,136
Total Investments in Securities — 99.5%
(Cost $120,019) ($ Thousands)		$135,136

Percentages are based on Net Assets of $135,773 ($ Thousands).
*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

As of September 30, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds	7

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Portfolio Abbreviations
Cl — Class

The accompanying notes are an integral part of the financial statements.

8	SEI Exchange Traded Funds

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

September 30, 2024 (Unaudited)

	SEI Enhanced U.S. Large Cap Quality Factor ETF		SEI Enhanced U.S. Large Cap Momentum Factor ETF		SEI Enhanced U.S. Large Cap Value Factor ETF		SEI Enhanced Low Volatility U.S. Large Cap ETF
Assets:
Investments, at value†	$250,249		$514,582		$490,641		$135,136
Cash	1,200		2,986		2,451		578
Dividends receivable	270		123		501		96
Receivable for investment securities sold	—		—		64,230		—
Receivable for fund shares sold	—		—		24,614		—
Foreign tax reclaim receivable	—		5		—		1
Total Assets	251,719		517,696		582,437		135,811
Liabilities:
Investment advisory fees payable	48		86		88		38
Payable for investment securities purchased	—		—		61,842		—
Payable for fund shares redeemed	—		—		24,708		—
Total Liabilities	48		86		86,638		38
Net Assets	$251,671		$517,610		$495,799		$135,773
† Cost of investments	$223,112		$417,952		$441,365		$120,019
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$223,086		$426,861		$425,396		$120,642
Total distributable earnings	28,585		90,749		70,403		15,131
Net Assets	$251,671		$517,610		$495,799		$135,773
Net Asset Value, Offering and Redemption Price Per Share	$34.95		$36.13		$32.94		$29.68
	($251,670,586 ÷ 7,200,000 shares	)	($517,609,758 ÷ 14,325,000 shares	)	($495,798,537 ÷ 15,050,000 shares	)	($135,773,317 ÷ 4,575,000 shares	)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds	9

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended September 30, 2024 (Unaudited)

	SEI Enhanced U.S. Large Cap Quality Factor ETF	SEI Enhanced U.S. Large Cap Momentum Factor ETF	SEI Enhanced U.S. Large Cap Value Factor ETF	SEI Enhanced Low Volatility U.S. Large Cap ETF
Investment income:
Dividends	$1,512	$1,407	$4,883	$1,345
Total investment income	1,512	1,407	4,883	1,345
Expenses:
Investment advisory fees	176	355	352	96
Trustee fees	2	5	5	1
Total expenses	178	360	357	97
Net investment income	1,334	1,047	4,526	1,248
Net realized gain (loss) on:
Investments(1)	1,281	(3,617)	21,122	122
Net realized gain (loss)	1,281	(3,617)	21,122	122
Net change in unrealized appreciation (depreciation) on:
Investments	18,627	61,037	7,916	8,455
Net change in unrealized appreciation (depreciation)	18,627	61,037	7,916	8,455
Net realized and unrealized gain	19,908	57,420	29,038	8,577
Net increase in net assets resulting from operations	$21,242	$58,467	$33,564	$9,825

(1) Includes realized gains (losses) as a result of in-kind redemptions (see Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

10	SEI Exchange Traded Funds

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended September 30, 2024 (Unaudited) and the year ended March 31, 2024

	SEI Enhanced U.S. Large Cap Quality Factor ETF
	4/1/2024 to 9/30/2024	4/1/2023 to 3/31/2024
Operations:
Net investment income	$1,334	$607
Net realized gain	1,281	773
Net change in unrealized appreciation (depreciation)	18,627	7,479
Net increase in net assets resulting from operations	21,242	8,859
Distributions	(1,149)	(184)
Capital share transactions:
Proceeds from shares issued	22,059	212,940
Cost of shares redeemed	(16,300)	(9,389)
Net increase in net assets derived from capital share transactions	5,759	203,551
Net increase in net assets	25,852	212,226
Net assets:
Beginning of period	225,819	13,593
End of period	$251,671	$225,819
Share Transactions:
Shares issued	675	6,825
Shares redeemed	(500)	(300)
Increase (decrease) in net assets derived from share transactions	175	6,525

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds	11

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended September 30, 2024 (Unaudited) and the year ended March 31, 2024

	SEI Enhanced U.S. Large Cap Momentum Factor ETF
	4/1/2024 to 9/30/2024	4/1/2023 to 3/31/2024
Operations:
Net investment income	$1,047	$559
Net realized loss	(3,617)	(1,702)
Net change in unrealized appreciation (depreciation)	61,037	34,409
Net increase in net assets resulting from operations	58,467	33,266
Distributions	(908)	(238)
Capital share transactions:
Proceeds from shares issued	60,225	409,639
Cost of shares redeemed	(62,559)	(1,329)
Net increase (decrease) in net assets derived from capital share transactions	(2,334)	408,310
Net increase in net assets	55,225	441,338
Net assets:
Beginning of period	462,385	21,047
End of period	$517,610	$462,385
Share Transactions:
Shares issued	1,775	13,625
Shares redeemed	(1,850)	(50)
Increase (decrease) in net assets derived from share transactions	(75)	13,575

The accompanying notes are an integral part of the financial statements.

12	SEI Exchange Traded Funds

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended September 30, 2024 (Unaudited) and the year ended March 31, 2024

	SEI Enhanced U.S. Large Cap Value Factor ETF
	4/1/2024 to 9/30/2024	4/1/2023 to 3/31/2024
Operations:
Net investment income	$4,526	$1,948
Net realized gain	21,122	695
Net change in unrealized appreciation (depreciation)	7,916	41,526
Net increase in net assets resulting from operations	33,564	44,169
Distributions	(4,000)	(593)
Capital share transactions:
Proceeds from shares issued	117,384	423,105
Cost of shares redeemed	(118,160)	(20,214)
Net increase (decrease) in net assets derived from capital share transactions	(776)	402,891
Net increase in net assets	28,788	446,467
Net assets:
Beginning of period	467,011	20,544
End of period	$495,799	$467,011
Share Transactions:
Shares issued	3,775	14,925
Shares redeemed	(3,800)	(700)
Increase (decrease) in net assets derived from share transactions	(25)	14,225

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds	13

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands) (Concluded)

For the six month period ended September 30, 2024 (Unaudited) and the year ended March 31, 2024

	SEI Enhanced Low Volatility U.S. Large Cap ETF
	4/1/2024 to 9/30/2024	4/1/2023 to 3/31/2024
Operations:
Net investment income	$1,248	$600
Net realized gain	122	755
Net change in unrealized appreciation (depreciation)	8,455	6,305
Net increase in net assets resulting from operations	9,825	7,660
Distributions	(1,086)	(263)
Capital share transactions:
Proceeds from shares issued	—	118,168
Cost of shares redeemed	(1,374)	(9,134)
Net increase (decrease) in net assets derived from capital share transactions	(1,374)	109,034
Net increase in net assets	7,365	116,431
Net assets:
Beginning of period	128,408	11,977
End of period	$135,773	$128,408
Share Transactions:
Shares issued	—	4,500
Shares redeemed	(50)	(350)
Increase (decrease) in net assets derived from share transactions	(50)	4,150

Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

14	SEI Exchange Traded Funds

FINANCIAL HIGHLIGHTS

For the six month period ended September 30, 2024 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout Each Year/Period

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gains (losses) on securities	Total from operations	Distributions from net investment income	Distributions from realized gains	Total dividends and distributions	Net asset value, end of period	Total Return†	Net assets, end of period ($ Thousands)	Ratio of net expenses to average net assets	Ratio of expenses to average net assets (excluding waivers and reimbursements)	Ratio of net investment income to average net assets	Portfolio turnover†
SEI Enhanced U.S. Large Cap Quality Factor ETF
2024 @	$32.15	$0.19	$2.77	$2.96	$(0.16)	$–	$(0.16)	$34.95	9.25%	$251,671	0.15%	0.15%	1.14%	15%
2024	27.19	0.44	4.85	5.29	(0.33)	–	(0.33)	32.15	19.60	225,819	0.15	0.15	1.44	23
2023(2)	24.91	0.30	2.19	2.49	(0.21)	–	(0.21)	27.19	10.08	13,593	0.15	0.15	1.35	40
SEI Enhanced U.S. Large Cap Momentum Factor ETF
2024 @	$32.11	$0.07	$4.01	$4.08	$(0.06)	$–	$(0.06)	$36.13	12.74%	$517,610	0.15%	0.15%	0.44%	39%
2024	25.51	0.21	6.64	6.85	(0.25)	–	(0.25)	32.11	27.08	462,385	0.15	0.15	0.70	40
2023(2)	25.08	0.33	0.35	0.68	(0.25)	–	(0.25)	25.51	2.74	21,047	0.15	0.15	1.52	63
SEI Enhanced U.S. Large Cap Value Factor ETF
2024 @	$30.98	$0.30	$1.93	$2.23	$(0.27)	$–	$(0.27)	$32.94	7.24%	$495,799	0.15%	0.15%	1.93%	36%
2024	24.17	0.69	6.70	7.39	(0.58)	–	(0.58)	30.98	31.11	467,011	0.15	0.15	2.44	32
2023(2)	24.95	0.58	(0.97)	(0.39)	(0.39)	–	(0.39)	24.17	(1.52)	20,544	0.15	0.15	2.74	43
SEI Enhanced Low Volatility U.S. Large Cap ETF
2024 @	$27.76	$0.27	$1.89	$2.16	$(0.24)	$–	$(0.24)	$29.68	7.83%	$135,773	0.15%	0.15%	1.95%	3%
2024	25.21	0.54	2.54	3.08	(0.53)	–	(0.53)	27.76	12.47	128,408	0.15	0.15	2.04	13
2023(2)	24.79	0.48	0.25	0.73	(0.31)	–	(0.31)	25.21	3.02	11,977	0.15	0.15	2.24	24

@	For the six month period ended September 30, 2024. All ratios for the period have been annualized.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	Commenced operations on May 18, 2022. All ratios for the period have been annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Exchange Traded Funds	15

NOTES TO FINANCIAL STATEMENTS

September 30, 2024 (Unaudited)

1. ORGANIZATION

SEI Exchange Traded Funds (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated October 7, 2021.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four funds: SEI Enhanced U.S. Large Cap Quality Factor ETF, SEI Enhanced U.S. Large Cap Momentum Factor ETF, SEI Enhanced U.S. Large Cap Value Factor ETF and SEI Enhanced Low Volatility U.S. Large Cap ETF (each a “Fund” and together the “Funds”) each of which are diversified Funds. Each Fund’s prospectus provides a description of its investment goal, principal investment strategies and risks. The Funds commenced operations on May 18, 2022. The assets of each Fund are segregated, and an Authorized Participant’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC has appointed a Valuation Committee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”). Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable Net Asset Value (“NAV”) per share, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, a Fund will value the securities using a bid price from at least one independent broker.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify SIMC, as Valuation Designee, if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Policy provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of a Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Policy.

The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has

16	SEI Exchange Traded Funds

not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. As of September 30, 2024, there were no fair valued securities held by the Funds.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The valuation techniques used by the Funds to measure fair value during the six month period ended September 30, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six month period ended September 30, 2024, there have been no significant changes to the inputs or the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

SEI Exchange Traded Funds	17

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024 (Unaudited)

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investment securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Creation Units — The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of Shares referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund. Pursuant to the Investment Advisory Agreement entered into with the Trust, SIMC has agreed to pay all Fund expenses, except for the fees paid to SIMC for advisory services, interest expenses, dividend and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions (including brokerage commissions), acquired fund fees and expenses, distribution fees or expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (if any), fees and expenses of the Board of Trustees, litigation expenses and any extraordinary expenses.

SEI Investments Global Funds Services (the “Administrator”) is the administrator for the Funds.

SEI Investments Distribution Co. (the “Distributor”) is the distributor of creation units. The Funds have adopted a Distribution and Servicing Plan (the Plan). The Plan permits each Fund to pay the Distributor, or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the shares of the Fund ("12b-1 fee"). However, payment of a 12b-1 fee has not been authorized at this time.

The following table reflects each Fund’s contractual Advisory Fee (expressed as an annual rate). The rates shown are fixed rates based on each Fund’s daily net assets.

Advisory Fee
SEI Enhanced U.S. Large Cap Quality Factor ETF	0.150%
SEI Enhanced U.S. Large Cap Momentum Factor ETF	0.150%
SEI Enhanced U.S. Large Cap Value Factor ETF	0.150%
SEI Enhanced Low Volatility U.S. Large Cap ETF	0.150%

18	SEI Exchange Traded Funds

Brokerage Commissions Paid to Affiliates — The Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is

expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

There were no such commissions for the six month period ended September 30, 2024.

Payment to Affiliates— Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, Adviser and/or the Distributor.

The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

As of, and during the six month period ended September 30, 2024, the Trust had not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, excluding in-kind transactions and short-term securities during the six month period ended September 30, 2024, were as follows:

	SEI Enhanced U.S. Large Cap Quality Factor ETF ($ Thousands)	SEI Enhanced U.S. Large Cap Momentum Factor ETF ($ Thousands)	SEI Enhanced U.S. Large Cap Value Factor ETF ($ Thousands)	SEI Enhanced Low Volatility U.S. Large Cap ETF ($ Thousands)
Purchases
U.S. Government	$—	$—	$—	$—

Other	35,033	186,446	170,112	3,427
Sales
U.S. Government	—	—	—	—
Other	35,518	187,223	171,145	3,217

For the six month period ended September 30, 2024, in-kind transactions associated with creations and redemptions were as follows:

			Realized
	Purchases	Sales	Gain
	($ Thousands)	($ Thousands)	($ Thousands)
SEI Enhanced U.S. Large Cap Quality Factor ETF	$22,058	$15,847	$2,513
SEI Enhanced U.S. Large Cap Momentum Factor ETF	59,629	62,338	8,655
SEI Enhanced U.S. Large Cap Value Factor ETF	116,386	118,217	27,582
SEI Enhanced Low Volatility U.S. Large Cap ETF	—	1,377	240

5. FEDERAL TAX INFORMATION:

It is each Fund’s intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

SEI Exchange Traded Funds	19

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024 (Unaudited)

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the fiscal years ended March 31, 2024 were as follows:

	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Total ($ Thousands)
SEI Enhanced U.S. Large Cap Quality Factor ETF
2024	$184	$—	$184
2023	75	—	75
SEI Enhanced U.S. Large Cap Momentum Factor ETF
2024	238	—	238
2023	192	—	192
SEI Enhanced U.S. Large Cap Value Factor ETF
2024	593	—	593
2023	281	—	281
SEI Enhanced Low Volatility U.S. Large Cap ETF
2024	263	—	263
2023	139	—	139

As of March 31, 2024, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
SEI Enhanced U.S. Large Cap Quality Factor ETF	$462	$—	$(195)	$—	$—	$8,225	$—	$8,492
SEI Enhanced U.S. Large Cap Momentum Factor ETF	383	—	(2,647)	—	—	35,453	1	33,190
SEI Enhanced U.S. Large Cap Value Factor ETF	1,484	—	(721)	—	—	40,075	1	40,839
SEI Enhanced Low Volatility U.S. Large Cap ETF	403	—	(338)	—	—	6,327	—	6,392

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Losses carried forward are as follows:

	Short-Term	Long-Term	Total Capital Loss Carryforwards ($ Thousands)
SEI Enhanced U.S. Large Cap Quality Factor ETF	$128	$67	$195
SEI Enhanced U.S. Large Cap Momentum Factor ETF	2,203	444	2,647
SEI Enhanced U.S. Large Cap Value Factor ETF	462	259	721
SEI Enhanced Low Volatility U.S. Large Cap ETF	245	93	338

For Federal income tax purposes, the cost of securities owned at March 31, 2024, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes. These differences are primarily due to wash sales which cannot be used for Federal income tax purposes in the current

20	SEI Exchange Traded Funds

year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at September 30, 2024, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
SEI Enhanced U.S. Large Cap Quality Factor ETF	$223,112	$28,636	$(1,499)	$27,137
SEI Enhanced U.S. Large Cap Momentum Factor ETF	417,952	97,897	(1,267)	96,630
SEI Enhanced U.S. Large Cap Value Factor ETF	441,365	55,254	(5,978)	49,276
SEI Enhanced Low Volatility U.S. Large Cap ETF	120,019	15,880	(763)	15,117

6. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its Investment Strategy, a Fund may have one of more of the following principal risks:

Equity Securities Risk — Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes.

Quality Securities Risk — There is no guarantee that the past performance of stocks that SIMC determines are quality will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.

Momentum Securities Risk — Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.

Value Securities Risk — Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. SIMC may be unsuccessful in identifying undervalued securities. Value securities have generally performed better than non-value securities during periods of economic recovery (although there is no assurance that they will continue to do so). Value securities may go in and out of favor over time.

Volatility Risk — Although SIMC seeks to construct a portfolio with lower volatility than the broad U.S. large cap equity market, there is no guarantee that SIMC will be successful. As a result, the Fund may not be any less volatile than the market as a whole, and could be more volatile.

Quantitative Investing Risk — Due to the significant role technology plays in quantitative strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy. Utility interruptions or other key systems outages also can impair the performance of quantitative investment strategies.

Large-Capitalization Companies Risk — Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions, may be more mature and may be subject to more limited growth potential compared with smaller capitalization companies.

Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. The Funds’ market price may deviate from the value of the Funds’ underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This can be reflected as a spread between the bid and ask prices for a Fund quoted during the day or a premium or discount in the closing price from the Funds’ NAV.

Risk of Investing in the U.S. — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Funds have exposure.

Issuer Risk — The performance of the Funds depends on the performance of individual securities to which the Funds have exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the Funds to decline.

Market Trading Risk — The Funds face numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Active trading markets for the Funds’ shares may not be developed or maintained by market makers or Authorized Participants (as defined below). Authorized Participants are not obligated to make a market in the Funds’ shares or to submit purchase or redemption orders for Creation Units (as defined below). In times of market stress, market makers or Authorized Participants may step away from their respective roles,

SEI Exchange Traded Funds	21

NOTES TO FINANCIAL STATEMENTS (Concluded)

September 30, 2024 (Unaudited)

which could lead to variances between the market price of the Funds’ shares and its underlying NAV. Trading in shares on an exchange may be halted in certain circumstances. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Funds. Any of these factors could lead the Funds’ shares to trade at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Funds in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market, particularly during times of market stress. SIMC cannot predict whether shares will trade above (premium), below (discount) or at NAV or whether the spread between bid and ask prices will widen. In addition, there can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the Funds will continue to be met.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Depositary Receipts Risk — Depositary receipts, such as American Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environment.

Warrants and Rights Risk — Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Funds will lose any amount paid for the warrant or right.

Liquidity Risk — In stressed market conditions, the market for a Funds’ shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. This adverse effect on liquidity for the Funds’ shares in turn could lead to differences between the market price of the Funds’ shares and its underlying NAV and/or widening the spread between bid and ask prices.

Management Risk — SIMC may not successfully implement the Funds’ investment strategies and, as a result, the Funds may not meet their investment objective and/or underperform other investment vehicles with similar investment objectives and strategies.

Operational Risk — The Funds are exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Funds’ service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures.

Authorized Participant Concentration Risk — Only broker-dealers (referred to as “Authorized Participants” or “APs”) that have executed authorized participation agreements with respect to the Trust may engage in creation or redemption transactions directly with the Funds, and no AP is obligated to engage in creation and/or redemption transactions. To the extent that APs exit the business or are unable to proceed with orders, Fund shares may be more likely to trade at a premium or discount to NAV, have wider spreads between bid and ask prices or face trading halts or delisting.

Cybersecurity Risk — Failures or breaches of the electronic systems of the Funds, SIMC, the Fund’s distributor, and other service providers, market makers, APs or the issuers of securities in which the Funds invest have the ability to cause disruptions, negatively impact the Funds’ business operations and/or potentially result in financial losses to the Funds and their shareholders.

7. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of September 30, 2024.

22	SEI Exchange Traded Funds

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SEI Exchange Traded Funds / Semi-Annual Financials and Other Information / September 30, 2024

Trustees

Robert A. Nesher, Chairman

William M. Doran

Dennis J. McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Eli Powell Niepoky

Kimberly Walker

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive

P.O. Box 1100

Oaks, Pennsylvania 19456

SEI-ETF (9/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”))are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(a)(4) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Investment Company Act of 1940, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Exchange Traded Funds

By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date: December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date: December 6, 2024

By:	/s/ Glenn Kurdziel
Glenn Kurdziel, Controller and CFO

Date: December 6, 2024